(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
(LOSS) INCOME PER SHARE
Schedule of loss per share calculation

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2018	31, 2019	31, 2020	31, 2020
	RMB	RMB	RMB	US$
				(Note 3)
Numerator:

Net (loss) income attributable to ordinary shareholders before change in redeemable noncontrolling interest	(217,092,926)	(177,795,168)	397,883,388	60,978,298
Change in redeemable noncontrolling interest	(40,918,773)	(12,827,598)	(1,190,122)	(182,394)
Net (loss) income attributable to ordinary shareholders	(258,011,699)	(190,622,766)	396,693,266	60,795,904

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	62,114,760	106,407,008	163,599,920	163,599,920

Net (loss) income attributable to holders of ordinary shares per share
- Basic and diluted	(4.15)	(1.79)	2.42	0.37